Investment Securities (Amortized Cost and Fair Value by Contractual Maturity) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Held-to-maturity debt securities, Amortized cost:
Due in one year or less	¥ 325
Due from one year to five years	132,050
Due from five years to ten years	2,103,322
Due after ten years	1,351,624
Held-to-maturity debt securities, Amortized cost	3,587,321	¥ 3,866,668
Held-to-maturity debt securities, Fair value:
Due in one year or less	326
Due from one year to five years	133,853
Due from five years to ten years	2,155,306
Due after ten years	1,348,266
Held-to-maturity debt securities, Fair value	3,637,751	¥ 3,931,248
Available-for-sale debt securities, Fair value:
Due in one year or less	15,052,478
Due from one year to five years	9,199,854
Due from five years to ten years	4,191,728
Due after ten years	4,507,625
Available-for-sale debt securities, Fair value	¥ 32,951,685